Variable Interest Entities (Narrative) (Detail) $ in Millions	3 Months Ended
	Mar. 31, 2019 USD ($) MW Generator	Mar. 31, 2018 USD ($)	Mar. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Securities due within one year	$ 392			$ 350	[1]
Long term debt	11,288			11,321	[1]
Payables to affiliates	104			209	[1]
Dominion Energy Gas Holdings, LLC
Variable Interest Entity [Line Items]
Securities due within one year	450			748	[2]
Long term debt	7,023			7,022	[2]
Payables to affiliates	106			124	[2]
Dominion Energy Gas Holdings, LLC | DECGS
Variable Interest Entity [Line Items]
Shared services purchased	4	$ 4
Payables to affiliates			$ 5
Dominion Energy Gas Holdings, LLC | DEQPS
Variable Interest Entity [Line Items]
Shared services purchased	8	7
Payables to affiliates				6
Variable Interest Entity, Primary Beneficiary | SBL Holdco
Variable Interest Entity [Line Items]
Securities due within one year	29			31
Long term debt	$ 301			299
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability | Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Long term capacity contract non utility generators (generators) | Generator	1
Aggregate generation capacity from long-term power and capacity contracts (MW) | MW	218
Remaining purchase commitments	$ 159
Payment for electric capacity	13	13
Payment for electric energy	1	5
Variable Interest Entity, Not Primary Beneficiary | Virginia Electric and Power Company | DES
Variable Interest Entity [Line Items]
Shared services purchased	89	89
Payables to affiliates	22			107
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC | DES
Variable Interest Entity [Line Items]
Shared services purchased	$ 28	$ 28
Payables to affiliates			8	43
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC | DES | Discontinued Operations
Variable Interest Entity [Line Items]
Variable interest entity, current liabilities			$ 5	$ 18

[1]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.